Carrying And Estimated Fair Value Of Other Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Carrying Amounts and Fair Values of Financial Instruments or Liabilities [Line Items]
Acquisition-related contingent consideration, including current portion, Carrying Amount	$ 16,426	[1]	$ 14,990	[1]
Long-term debt, including current portion, Carrying Amount	723,000	[2]	814,885	[2]
Total, Carrying Amount	739,426		829,875
Acquisition-related contingent consideration, including current portion, Estimated Fair Value	16,426	[1]	14,990	[1]	19,864
Long-term debt, including current portion, Estimated Fair Value	762,000	[2]	882,277	[2]
Total, Estimated Fair Value	$ 778,426		$ 897,267

[1]	The short-term portion is included in "Accounts payable, accrued expenses and other." The long-term portion is included in "Other liabilities."
[2]	At December 31, 2011, the carrying amount includes the equity component of Convertible Notes recorded in "Additional paid-in capital" of $18 million.